LEASES - Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating lease right-of-use assets	$ 338
Operating Lease Liability	$ 339
Weighted average remaining operating lease term (in years)	1 year 8 months 12 days
Weighted average operating lease discount rate	4.50%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities